Effects of reclassification upon adoption of IFRS 9 - Summary (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
Other financial assets reclassified out of available-for-sale to amortised cost, carrying amount	$ 5,781
Other financial assets reclassified out of available-for-sale to amortised cost, fair value	5,876
Fair value gains/(losses) recognised in other comprehensive income, assuming no reclassification, financial assets	(438)
Debt securities in issue
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
Financial liabilities reclassified from fair value through profit and loss, carrying amount	1,939
Financial liabilities reclassified from fair value through profit and loss, fair value	1,823
Fair value gains/(losses) recognised in profit or loss, assuming no reclassification	60
Fair value gains/(losses) recognised in other comprehensive income, assuming no reclassification, financial liabilities	237
Interest revenue/(expense)	(80)
Subordinated liabilities
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
Financial liabilities reclassified from fair value through profit and loss, carrying amount	5,872
Financial liabilities reclassified from fair value through profit and loss, fair value	6,635
Fair value gains/(losses) recognised in profit or loss, assuming no reclassification	246
Fair value gains/(losses) recognised in other comprehensive income, assuming no reclassification, financial liabilities	644
Interest revenue/(expense)	$ (323)